Variable Interest Entities (Summary Of VIE Not Consolidated By FHN) (Details) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Variable Interest Entity [Line Items]
Loans, net of unearned income		$ 19,589,520	[1]	$ 17,686,502	[1]	$ 16,230,166
Term borrowings		1,040,656		1,312,677
Trading securities		897,071		881,450
Total MSR recognized by FHN		0		0
Securities available for sale, Fair Value		3,943,499	[2]	3,929,846	[3]
Low Income Housing Partnerships [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		73,582	[4]	70,530	[5]
Maximum loss exposure, contractual funding commitments		17,400		18,000
Liability Recognized		17,398	[4]	17,968	[5]
Low Income Housing Partnerships [Member] | Other Assets [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments		56,200		52,600
Other Tax Credit Investments [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	[6],[7]	21,898		20,977
Liability Recognized	[6],[7]	0		0
Other Tax Credit Investments [Member] | Other Assets [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments		18,000		18,000
Small Issuer Trust Preferred Holdings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	[8]	332,985		333,906
Liability Recognized	[8]	0		0
On Balance Sheet Trust Preferred Securitization [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		49,361	[9]	49,809	[10]
Liability Recognized		64,812	[9]	64,365	[10]
Loans, net of unearned income		112,500		112,500
Term borrowings		64,800		64,400
Trading securities		1,700		1,700
Proprietary & Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		2,568	[11]	23,982	[12]
Liability Recognized		0	[11]	0	[12]
Trading securities		2,600		4,400
Total MSR recognized by FHN				600
Proprietary & Agency Residential Mortgage Securitizations [Member] | Other Assets [Member]
Variable Interest Entity [Line Items]
Aggregate servicing advances				19,000
Holdings Of Agency Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	[8]	4,163,313	[13]	4,101,454	[14]
Liability Recognized	[8]	0	[13]	0	[14]
Trading securities		400,000		400,000
Securities available for sale, Fair Value		3,800,000		3,700,000
Short Positions In Agency Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Liability Recognized		0		0
Commercial Loan Troubled Debt Restructurings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		42,696	[15]	27,649	[16]
Maximum loss exposure, contractual funding commitments		5,200
Liability Recognized		0	[15]	0	[16]
Loans, net of unearned income		37,500
Sale Leaseback Transaction [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		11,827	[17]	11,827	[18]
Liability Recognized		$ 0	[17]	$ 0	[18]

[1]	December 31, 2016 and 2015 include $28.5 million and $29. 7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	Includes $ 3 . 3 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[4]

Maximum loss exposure represents $ 56 . 2 million of current investments and $ 17 . 4 million of accrued contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2017 .

[5]

Maximum loss exposure represents $ 52.6 million of current investments and $ 18.0 million of accrued contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2017 .

[6]	A lia bility is not recognized as investments are written down over the life of the related tax credit
[7]	Maximum loss exposure represe nts current investment balance. Of the initial investment, $ 18 . 0 million was funded through loans from community development enterprises
[8]	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a ho lder of the trusts’ securities.
[9]	Includes $ 112 . 5 million classified as Loans, net of unearned income, and $ 1 . 7 million classified as Trading securities which are offset by $ 64.8 million classified as Term borrowings.
[10]	Includes $ 112.5 million classified as Loans, net of unearned income, and $ 1.7 million classified as Trading securities which are offset by $ 64 . 4 million classified as Term borrowings.
[11]	Includes $ 2 . 6 million classified as Trad ing securities.
[12]	Includes $ .6 million classified as MSR , $ 4 . 4 million classified as Trading securities , and $ 19 . 0 million of aggregate servicing advances .
[13]	Includes $ .4 b illion classified as Trading securities and $ 3 . 8 billion cla ssified as Securities available-for- sale.
[14]	Includes $ . 4 b illion classified as Trading securities and $ 3 . 7 billion cla ssified as Securities available-for- sale.
[15]

Ma ximum loss exposure represents $ 37.5 million of current receivables and $ 5.2 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring

[16]	Maximum loss exposure represents the value of current receivables . A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations .
[17]	Maximum loss exposure represents the current loan balance plus additional funding commitments less amounts received from the buyer-lessor.
[18]	Maximum loss exposure represents the current loan balance plus additional funding commitments less am ounts received from the buyer-lessor .